Condensed consolidated cash flow statement - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Statement of cash flows [abstract]
Result before tax		€ 985	€ 1,788
Results from financial transactions		44,064	(14,463)
Amortization and depreciation		609	435
Impairment losses		36	(2)
Income from joint ventures		(145)	(136)
Income from associates		(76)	(13)
Release of cash flow hedging reserve		(62)	(53)
Other		(173)	19
Adjustments of non-cash items		44,254	(14,213)
Insurance and investment liabilities		(3,641)	(1,352)
Insurance and investment liabilities for account of policyholders		(42,305)	11,207
Accrued expenses and other liabilities		(1,591)	(747)
Accrued income and prepayments		(357)	234
Changes in accruals		(47,894)	9,342
Purchase of investments (other than money market investments)		(10,996)	(18,784)
Purchase of derivatives		(3,373)	(633)
Disposal of investments (other than money market investments)		18,208	20,748
Disposal of derivatives		(1,298)	(154)
Net purchase of investments for account of policyholders		3,913	4,274
Net change in cash collateral		(2,591)	(2,374)
Net purchase of money market investments		281	(1,410)
Cash flow movements on operating items not reflected in income		4,145	1,667
Tax received / (paid)		5	63
Other		90	11
Net cash flows from operating activities		1,584	(1,343)
Purchase of individual intangible assets (other than VOBA and future servicing rights)		(12)	(14)
Purchase of equipment and real estate for own use		(37)	(26)
Acquisition of subsidiaries, net of cash		(28)	(1)
Acquisition joint ventures and associates		(41)	(23)
Disposal of equipment		0	1
Disposal of subsidiaries, net of cash		604	36
Dividend received from joint ventures and associates		37	34
Net cash flows from investing activities		525	6
Issuance of treasury shares		0	16
Purchase of treasury shares		(150)	0
Proceeds from TRUPS, subordinated loans and borrowings	[1]	2,339	3,496
Repayment of perpetuals		(429)	0
Repayment of TRUPS, subordinated loans and borrowings	[1]	(2,848)	(2,821)
Coupons on perpetual securities		(21)	(31)
Payment of Right-of-use Assets		(24)	(27)
Change in ownership non-controlling interests		(28)	71
Other		(12)	0
Net cash flows from financing activities		(1,174)	704
Net increase / (decrease) in cash and cash equivalents	[2]	935	(633)
Net cash and cash equivalents at the beginning of the reporting period		6,889	8,372
Effects of changes in exchange rate		85	47
Net cash and cash equivalents at the end of the reporting period		€ 7,910	€ 7,786

[1]	Trust pass-through securities
[2]	Included in net increase / (decrease) in cash and cash equivalents are interest received EUR 2,728 million (2021: EUR 1,117 million) dividends received EUR 1,191 million (2021: EUR 80 million) and interest paid EUR 164 million (2021: EUR 3 million). All included in operating activities except for dividend received from joint ventures and associates EUR 37 million (2021: EUR 34 million).